Business combinations - Additional Information (Details) - EUR (€)						12 Months Ended
	Dec. 08, 2020	Mar. 06, 2020	Apr. 01, 2019	Feb. 15, 2019	Feb. 14, 2019	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Investing cash outflows for payments of contingent consideration						€ 3,000,000
Investing cash outflows for payments of deferred consideration						€ 2,000,000
Top of Range | Trade Names
Disclosure of detailed information about business combination [line items]
Estimated useful lives						8 years
Bottom of Range | Trade Names
Disclosure of detailed information about business combination [line items]
Estimated useful lives						3 years
Bill Simmons Media Group, LLC
Disclosure of detailed information about business combination [line items]
Date of acquisition		Mar. 06, 2020
Percentage of voting equity interests acquired		100.00%
Total purchase consideration		€ 170,000,000
Purchase consideration in cash		138,000,000
Purchase consideration liability		32,000,000
Purchase consideration liability, undiscounted amount		€ 44,000,000
Purchase consideration liability, payments period		5 years
Goodwill		€ 140,000,000
Acquired intangible assets		26,000,000
Cash and cash equivalents		1,000,000
Other tangible net assets		3,000,000
Acquisition related costs		3,000,000
Purchase consideration paid as share based payment awards		12,000,000
Bill Simmons Media Group, LLC | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses		€ 47,000,000
Business combination potential contingent consideration period		5 years
Bill Simmons Media Group, LLC | Top of Range | Trade Names
Disclosure of detailed information about business combination [line items]
Estimated useful lives						8 years
Bill Simmons Media Group, LLC | Bottom of Range | Trade Names
Disclosure of detailed information about business combination [line items]
Estimated useful lives						5 years
Megaphone LLC
Disclosure of detailed information about business combination [line items]
Date of acquisition	Dec. 08, 2020
Percentage of voting equity interests acquired	100.00%
Purchase consideration in cash	€ 195,000,000
Goodwill	164,000,000
Acquired intangible assets	22,000,000
Trade and other receivables	14,000,000
Cash and cash equivalents	1,000,000
Other tangible net assets	6,000,000
Acquisition related costs	2,000,000
Purchase consideration paid as share based payment awards	€ 6,000,000
Megaphone LLC | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination potential contingent consideration period	4 years
Megaphone LLC | Top of Range | Existing Technology and Publisher Relationships
Disclosure of detailed information about business combination [line items]
Estimated useful lives						10 years
Megaphone LLC | Bottom of Range | Existing Technology and Publisher Relationships
Disclosure of detailed information about business combination [line items]
Estimated useful lives						5 years
Anchor FM Inc.
Disclosure of detailed information about business combination [line items]
Date of acquisition					Feb. 14, 2019
Total purchase consideration					€ 136,000,000
Purchase consideration in cash					125,000,000
Goodwill					126,000,000
Acquired intangible assets					9,000,000
Cash and cash equivalents					4,000,000
Acquisition related costs					1,000,000
Estimated useful lives						3 years
Purchase consideration paid as share based payment awards					11,000,000
Deferred tax liabilities					2,000,000
Other liabilities					1,000,000
Goodwill expected to be deductible for tax purposes					0
Equity instruments granted					20,000,000
Anchor FM Inc. | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses					€ 9,000,000
Business combination potential contingent consideration period					4 years
Gimlet Media Inc.
Disclosure of detailed information about business combination [line items]
Date of acquisition				Feb. 15, 2019
Total purchase consideration				€ 172,000,000
Purchase consideration in cash				170,000,000
Goodwill				148,000,000
Acquired intangible assets				15,000,000
Cash and cash equivalents				3,000,000
Other tangible net assets				8,000,000
Acquisition related costs				3,000,000
Purchase consideration paid as share based payment awards				2,000,000
Deferred tax liabilities				5,000,000
Goodwill expected to be deductible for tax purposes				0
Content assets				3,000,000
Gimlet Media Inc. | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses				€ 40,000,000
Business combination potential contingent consideration period				4 years
Gimlet Media Inc. | Top of Range | Intangible Assets and Content Assets
Disclosure of detailed information about business combination [line items]
Estimated useful lives						8 years
Gimlet Media Inc. | Bottom of Range | Intangible Assets and Content Assets
Disclosure of detailed information about business combination [line items]
Estimated useful lives						2 years
Cutler Media, LLC
Disclosure of detailed information about business combination [line items]
Date of acquisition			Apr. 01, 2019
Total purchase consideration			€ 49,000,000
Purchase consideration in cash			36,000,000
Goodwill			46,000,000
Acquired intangible assets			2,000,000
Acquisition related costs			1,000,000
Content assets			1,000,000
Estimated fair value of contingent consideration			€ 13,000,000
Business combination potential contingent consideration period			3 years
Cutler Media, LLC | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses			€ 10,000,000
Business combination potential contingent consideration period			4 years
Potential contingent consideration			€ 43,000,000
Cutler Media, LLC | Top of Range | Intangible Assets and Content Assets
Disclosure of detailed information about business combination [line items]
Estimated useful lives						6 years
Cutler Media, LLC | Bottom of Range | Intangible Assets and Content Assets
Disclosure of detailed information about business combination [line items]
Estimated useful lives						2 years